PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2018
PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION [abstract]
Schedule of adjustments from new accounting policies

		Adjustment from	Adjustment from
	December 31,	Adoption of	Adoption of	January 1,
Consolidated balance sheet (extract)	2017	IFRS 9	IFRS 15	2018
	RMB	RMB	RMB	RMB
Non-current assets
Financial assets at fair value through other comprehensive income	—	1,676	—	1,676
Available-for-sale financial assets	1,676	(1,676)	—	—
Total non-current assets	1,066,455	—	—	1,066,455
Current assets
Total current assets	529,049	—	—	529,049
Current liabilities
Contract liabilities(i)	—	—	120,734	120,734
Other payables(i)	276,582	—	(120,734)	155,848
Total current liabilities	579,446	—	—	579,446
Non-current liabilities
Total non-current liabilities	163,168	—	—	163,168
	852,890	—	—	852,890
Equity
Other reserves	(2,934)	(12)	—	(2,946)
Retained earnings	326,125	12	—	326,137
Total equity	852,890	—	—	852,890

(i)    Advances from customers were reclassified as contract liabilities by implementation of IFRS 15 'Revenue from Contracts with Customers'.